Segment Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commissions and fees:
Retail insurance services												$ 2,334	$ 2,341	$ 2,306
Specialty insurance services												1,124	1,073	987
Total commissions and fees	885			837						1,931	1,842	3,458	3,414	3,293
Investment income	3			5						7	10	18	31	38
Other income	2			0						3	3	4	2	1
Total Revenues	890	871	754	842	1,013	819	760	861	1,007	1,941	1,855	3,480	3,447	3,332
Global
Commissions and fees:
Specialty insurance services												1,124	1,073	987
Total commissions and fees												1,124	1,073	987
Investment income												5	9	9
Total Revenues												1,129	1,082	996
North America
Commissions and fees:
Retail insurance services												1,306	1,314	1,369
Total commissions and fees												1,306	1,314	1,369
Investment income												3	7	15
Other income												4	2	1
Total Revenues												1,313	1,323	1,385
International
Commissions and fees:
Retail insurance services												1,028	1,027	937
Total commissions and fees												1,028	1,027	937
Investment income												10	15	14
Total Revenues												$ 1,038	$ 1,042	$ 951